General information and basis of presentation (Tables)	12 Months Ended
Dec. 31, 2022
General information and basis of presentation
Schedule of direct or indirect interests in major subsidiaries

				Equity interest held
	Place and date of	Principal activities	Issued and	by the Group
	incorporation /	and place of	paid-in capital/	As at December 31
Company name	establishment	operations	Registered capital	2021	2022	Note
Subsidiaries
Jin Tai Yuan Limited	British Virgin Islands / October 27, 2017	Investment holding, BVI	USD747,940,498	100%	100%
Jin Cheng Long Limited	Hong Kong / October 30, 2017	Investment holding, Hong Kong, the PRC	USD747,940,498	100%	100%
OneConnect Financial Technology (Hong Kong) Limited	Hong Kong / March 15, 2018	Software and technology service, information transmission. Hong Kong, the PRC.	USD1	100%	100%
OneConnect Financial Technology (Singapore) Co., Pte. Ltd.	Singapore / March 26, 2018	Software and technology service, information transmission. Singapore	SGD47,900,000	100%	100%
PT OneConnect Financial Technology Indonesia	Indonesia/December 04, 2018	Software and technology service, information transmission. Indonesia	IDR10,000,000,000	100%	100%
Ping An OneConnect Bank (Hong Kong) Limited (“OneConnect Bank”)	Hong Kong /December 07, 2018	Banking service. Hong Kong, the PRC.	USD38,216,561 and HKD 1,200,000,000	100%	100%
Shenzhen OneConnect Technology Services Co., Ltd (“Shenzhen OneConnect Technology”)	the PRC / January 04, 2018	Technology promotion and computer application services, Shenzhen, the PRC	RMB4,903,181,996/RMB4,960,000,000	100%	100%
Beijing Vantage Point Technology Co., Ltd. (“Vantage Point Technology”)	the PRC / July 18, 2008	Software and technology service, information transmission. Beijing, the PRC.	RMB13,333,529	51.67%	51.67%	(i)
Shenzhen OneConnect Information Technology Service Company Limited (“Shenzhen OneConnect Information Technology”)	the PRC /January 31, 2019	Software and technology service, information transmission. Shenzhen, the PRC.	RMB100,000,000	51%	51%
Beijing BER Technology Company Ltd. (“BER Technology”)	the PRC /March 30,2006	Software and technology service, information transmission. Shenzhen, the PRC	RMB22,950,000	80%	80%	(i)
Zhang Tong Shun (Guangzhou) Technology Co., Ltd. (“Zhang Tong Shun”)	the PRC /May 9, 2019	Information technology advisory services, Guangzhou, the PRC	RMB10,000,000	100%	100%	(i)

				Equity interest held
	Place and date of		Issued and	by the Group
	incorporation /	Principal activities and	paid-in capital/	As at December 31
Company name	establishment	place of operations	Registered capital	2021	2022	Note
VIEs
OneConnect Smart Technology Co., Ltd. (Shenzhen) (“Shenzhen OneConnect”)	the PRC / September 15, 2017	Software and technology service, information transmission. Shenzhen, the PRC.	RMB1,200,000,000	100%	100%
Shenzhen E-Commerce Safety Certificates Administration Co., Ltd. (“Shenzhen CA”)	the PRC /August 11, 2000	E-commerce security certificate administration, Shenzhen, the PRC	RMB543,500,000	98.9%	98.9%	(i)
Subsidiaries of the VIEs
Shanghai OneConnect Financial Technology Co., Ltd. (“Shanghai OneConnect”) *	the PRC / December 29, 2015	Software and technology service, asset management and consulting. Shanghai, the PRC.	RMB1,200,000,000	100%	100%
Shenzhen Kechuang Insurance Assessment Co., Ltd. (“Kechuang”) *	the PRC / August 27, 2001	Insurance survey and loss adjustment. Shenzhen, the PRC.	RMB4,000,000	100%	100%
Shenzhen OneConnect Chuangpei Technology Co., Ltd. (“Chuangpei”)	the PRC / June 1, 2016	Software and technology service, information transmission. Shenzhen, the PRC.	RMB10,000,000	100%	100%
Zhuhai Yirongtong Asset Management Co., Ltd. (“Yirongtong”)	the PRC / June 21, 2016	Asset management and consulting. Zhuhai, the PRC	RMB12,000,000	100%	100%
Ping An OneConnect Cloud Technology Co., Ltd. (“OneConnect Cloud Technology”)	the PRC / June 27, 2016	Software and technology service, information transmission. Shenzhen, the PRC.	RMB500,000,000	100%	100%
*	Subsidiaries of Shenzhen OneConnect

Note:

(i)	The subsidiaries were acquired by the Group through business combination.

Schedule of major financial statements amounts and balances of the Group's VIEs and subsidiaries of VIEs

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Total current assets	3,820,222	3,865,127
Total non‑current assets	996,872	906,455
Total assets	4,817,094	4,771,582
Total current liabilities	7,427,980	7,645,984
Total non‑current liabilities	97,509	27,902
Total liabilities	7,525,489	7,673,886

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Total revenue	3,042,997	3,723,306	4,064,707
Net loss	(989,704)	(708,699)	(195,819)
Net cash used in operating activities	(443,276)	(439,174)	(618,574)
Net cash generated from investing activities	1,660,300	3,633	918,498
Net cash generated (used in)/from financing activities	(887,374)	108,564	368,778
Net increase/(decrease) in cash and cash equivalents	329,650	(326,977)	668,702
Cash and cash equivalents, beginning of the year	234,877	564,527	237,550
Cash and cash equivalents, end of the year	564,527	237,550	906,252